REVENUE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
REVENUE

NOTE 8: REVENUE

	12.31.2024	12.31.2023	12.31.2022

Gas sales	485	432	383
Oil sales	127	121	136
Other sales	11	10	10
Oil and gas sales subtotal	623	563	529

Energy sales in Spot Market	206	196	210
Energy sales by supply contracts	356	363	346
Fuel supply	102	87	103
Other sales	8	2	4
Generation sales subtotal	672	648	663

Products from catalytic reforming sales	277	217	270
Styrene sales	71	79	96
Synthetic rubber sales	83	78	106
Polystyrene sales	83	131	141
Other sales	2	2	4
Petrochemicals sales subtotal	516	507	617

Technical assistance and administration services sales	25	14	20
Other	40	-	-
Holding, Transportation and others subtotal	65	14	20
Total revenue (1)	1,876	1,732	1,829

(1)	Revenues from CAMMESA represent 33%, 33% and 31% of total revenues for the fiscal years ended December 31, 2024, 2023 and 2022, respectively, and correspond mainly to the Oil & Gas and Generation segments.